Balance Sheets (Paranthetical) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 1.00	$ 1.00
Common Stock, Shares Authorized	50,000	50,000
Common Stock, Shares, Issued	50,000	50,000
Common Stock, Shares, Outstanding	50,000	50,000